Note 7 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Other Current Liabilities [Table Text Block]
	December 31,
	2023	2022
Employee compensation costs	$1,026,054	$364,070
Clinical development costs	389,045	23,185
Professional fees	309,062	206,675
State franchise and excise tax	120,456	-
Other	88,659	50,322
Total	$1,933,276	$644,252